Significant changes in the current reporting period (Details)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($) $ / shares shares	Feb. 12, 2024 shares	Feb. 29, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 20, 2024 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jul. 11, 2024 USD ($)	Jun. 07, 2024 USD ($)	Feb. 26, 2024 kr / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Sale of stock issue price (in dollars per share) | (per share)		$ 16.41										kr 2,250
Proceeds from the issuance of common stock | $							$ 144,000,000
Proceeds from warrants | $							4,841,000	$ 6,365,000
Facility Due June 2029
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity | $											$ 965,000,000
Conversion price (in dollars per share) | $ / shares	$ 10.00
Facility Due June 2029 | Entering into significant commitments or contingent liabilities
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum borrowing capacity | $										$ 965,000,000
Conversion price (in dollars per share) | $ / shares	$ 10.00
Number of shares issued | shares	22,100,000
Issue of convertible instruments | $	$ 221,100,000
Senior Bond Warrants
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) in shares issued (in shares) | shares					1,501,599
OACB Warrants
Disclosure of objectives, policies and processes for managing capital [line items]
Proceeds from the issuance of common stock | $							$ 4,800,000
Number of shares issued | shares					419,660		419,660
Ordinary shares
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) in shares issued (in shares) | shares		10,127,132					9,213,333
Vested earn-out shares | $		$ 166,000,000		$ 166,000,000			$ 150,500,000
Ordinary shares | Senior Bond Warrants
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) in shares issued (in shares) | shares						1,501,599
Ordinary shares | OACB Warrants
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) in shares issued (in shares) | shares					419,660
Class of warrants or rights exercise price per share (in dollars per share) | $ / shares					$ 11.50
Number of shares called by each warrant or right | shares					1
Proceeds from warrants | $					$ 4,800,000
Ordinary shares | Tranche two | OACB Earn Out Shares
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) in shares issued (in shares) | shares			625,000
Ordinary shares | Tranche one | OACB Earn Out Shares
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) in shares issued (in shares) | shares			19,165,000
Humira
Disclosure of objectives, policies and processes for managing capital [line items]
Revenue | $									$ 12,200,000,000